DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES	12 Months Ended
Dec. 31, 2021
DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES
DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES

21.    DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES

	For the years ended December 31,
	2021	2020	2019
EXPENSES
Selling expenses
Share-based payment	$685,273	$320,886	$188,930
Cash-based employee expenses	921,772	891,784	526,769
Other expenses	1,389,247	984,133	930,286
	$2,996,292	$2,196,803	$1,645,985

General and administrative expenses
Depreciation	307,015	280,949	182,202
Share-based payments	3,801,729	2,820,369	1,748,660
Cash-based employee expenses	3,218,867	3,149,313	2,725,814
Employee termination expenses	210,893	—	26,050
Write down of fixed assets for obsolescence	593,622	—	—
Litigation expenses	921,564	284,729	81,171
Accretion on collaboration, license and settlement agreements provision	63,400	308,938	693,047
Legal expenses and underwriters fees from financing activities	1,546,811	3,617,485	1,089,245
Other expenses	3,992,056	3,619,370	3,467,543
	$14,655,957	$14,081,153	$10,013,732

Product development and clinical trials expenses
Depreciation	363,962	487,152	459,419
Share-based payments	798,811	1,764,557	1,252,218
Cash-based employee expenses	5,413,213	7,965,627	7,623,347
Other expenses	8,873,015	10,184,259	10,685,975
	$15,449,001	$20,401,595	$20,020,959
TOTAL EXPENSES	$33,101,250	$36,679,551	$31,680,676
Depreciation per Statements of Cash Flows	$670,977	$768,101	$641,621
Share-based payments per Statements of Cash Flows	$5,285,813	$4,905,812	$3,189,808
Cash-based employee expenses (see Note 20)	$9,553,852	$12,006,724	$10,875,930